UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $79,374 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1491   120274 SH       DEFINED                         120274
ARRAY BIOPHARMA INC            COM              04269X105      826   346924 SH       DEFINED                         346924
CALIPER LIFE SCIENCES INC      COM              130872104     3953  1401769 SH       DEFINED                        1401769
CLEARWIRE CORP NEW             CL A             18538Q105     7464   918041 SH       DEFINED                         918041
COMVERGE INC                   COM              205859101     2626   215073 SH       DEFINED                         215073
DG FASTCHANNEL INC             COM              23326R109     4960   236875 SH       DEFINED                         236875
DIGITALGLOBE INC               COM NEW          25389M877      671    30000 SH       DEFINED                          30000
ELECTRONIC ARTS INC            COM              285512109      210    11000 SH       DEFINED                          11000
EMERITUS CORP                  COM              291005106     1609    73300 SH       DEFINED                          73300
ENERGY RECOVERY INC            COM              29270J100      174    29823 SH       DEFINED                          29823
ENERNOC INC                    COM              292764107      672    20280 SH       DEFINED                          20280
FREDERICKS HOLLYWOOD GROUP I   COM              35582T108       30    16000 SH       DEFINED                          16000
GLU MOBILE INC                 COM              379890106     3035  2593997 SH       DEFINED                        2593997
ICAGEN INC                     COM              45104P104      141   140000 SH       DEFINED                         140000
ISILON SYS INC                 COM              46432L104     6868  1125909 SH       DEFINED                        1125909
MANITEX INTL INC               COM              563420108     1260   536084 SH       DEFINED                         536084
MMC ENERGY INC                 COM NEW          55312Q208     1653  1147789 SH       DEFINED                        1147789
MOVE INC COM                   COM              62458M108     1700   629451 SH       DEFINED                         629451
NEUTRAL TANDEM INC             COM              64128B108     1912    84000 SH       DEFINED                          84000
NVIDIA CORP                    COM              67066G104      150    10000 SH       DEFINED                          10000
ORANGE 21 INC                  COM              685317109      958  1100668 SH       DEFINED                        1100668
ORBCOMM INC                    COM              68555P100     4893  1798949 SH       DEFINED                        1798949
PURECYCLE CORP                 COM NEW          746228303      122    37000 SH       DEFINED                          37000
QLT INC                        COM              746927102      514   138800 SH       DEFINED                         138800
ROCKWOOD HLDGS INC             COM              774415103     1755    85321 SH       DEFINED                          85321
SENORX INC                     COM              81724W104     1065   197232 SH       DEFINED                         197232
STRATEGIC DIAGNOSTICS INC      COM              862700101     3398  1930672 SH       DEFINED                        1930672
SUPPORT COM INC                COM              86858W101     2356   981756 SH       DEFINED                         981756
SURMODICS INC                  COM              868873100     2460   100000 SH       DEFINED                         100000
SYSTEMAX INC                   COM              871851101     2721   224282 SH       DEFINED                         224282
TOWERSTREAM CORP               COM              892000100     2489  1843769 SH       DEFINED                        1843769
U.S. AUTO PARTS NETWORK INC    COM              90343C100     9071  1664437 SH       DEFINED                        1664437
VIRTUAL RADIOLOGIC CORPORATI   COM              92826B104     5971   465784 SH       DEFINED                         465784
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      152    42957 SH       DEFINED                          42957
XATA CORP                      COM NEW          983882309       44    15109 SH       DEFINED                          15109